Cover	Jul. 06, 2023
Cover [Abstract]
Entity Registrant Name	Trilogy International Partners Inc.
Entity Central Index Key	0001689382
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 06, 2023
Entity Tax Identification Number	98-1361786
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55716
Entity Address Address Line 1	155 108th Avenue NE
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Bellevue
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98004
City Area Code	425
Local Phone Number	458-5900
Entity Incorporation State Country Code	A1